Dec. 31, 2017
First Investors Tax Exempt Opportunities Fund
First Investors Tax Exempt Opportunities Fund
SUPPLEMENT DATED AUGUST 21, 2018 TO THE

FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS
DATED MAY 1, 2018

The following changes apply to the First Investors Tax Exempt Funds prospectus:

1.	In “The Funds Summary Section” for the First Investors Tax Exempt Opportunities Fund (“Tax Exempt Opportunities Fund”), the “Investment Objective” is deleted and replaced with the following:

Investment Objective: A high level of interest income that is exempt from federal income tax and, secondarily, total return.

2.
In “The Funds Summary Section” for each Fund, the reference to “Tax Preference Item” in the first sentence under “Principal Investment Strategies” is deleted and replaced with “tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”).”

3.
In “The Funds Summary Section” for the Tax Exempt Income Fund and Tax Exempt Opportunities Fund, the second sentence under “Principal Investment Strategies” is deleted, and replaced with the following:

However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item.

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Please retain this Supplement for future reference.

TIE821